Loans and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2020
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2020 and October 31, 2019. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	July 31, 2020				October 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	1	-	-	1	-	-	-	-
Very low	79,472	278	-	79,750	79,011	242	-	79,253
Low	22,654	2,765	-	25,419	20,853	2,821	-	23,674
Medium	11,594	6,560	-	18,154	13,651	4,578	-	18,229
High	91	362	-	453	124	397	-	521
Not rated	1,082	192	-	1,274	1,531	118	-	1,649
Impaired	-	-	430	430	-	-	414	414
Allowance for credit losses	65	58	17	140	15	32	17	64
Carrying amount	114,829	10,099	413	125,341	115,155	8,124	397	123,676
Loans: Consumer instalment and other personal
Exceptionally low	1,584	33	-	1,617	21,023	25	-	21,048
Very low	25,827	43	-	25,870	16,491	194	-	16,685
Low	20,281	873	-	21,154	9,894	346	-	10,240
Medium	9,921	4,856	-	14,777	10,510	4,264	-	14,774
High	367	1,493	-	1,860	397	1,423	-	1,820
Not rated	3,349	108	-	3,457	2,594	107	-	2,701
Impaired	-	-	433	433	-	-	468	468
Allowance for credit losses	115	420	127	662	82	318	136	536
Carrying amount	61,214	6,986	306	68,506	60,827	6,041	332	67,200
Loans: Credit cards
Exceptionally low	2,155	-	-	2,155	2,418	-	-	2,418
Very low	1,076	16	-	1,092	1,214	16	-	1,230
Low	904	164	-	1,068	970	158	-	1,128
Medium	1,700	965	-	2,665	2,020	876	-	2,896
High	49	388	-	437	140	440	-	580
Not rated	530	-	-	530	606	1	-	607
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	60	270	-	330	43	193	-	236
Carrying amount	6,354	1,263	-	7,617	7,325	1,298	-	8,623
Loans: Business and government (1)
Acceptable
Investment grade	124,728	6,757	-	131,485	134,587	1,028	-	135,615
Sub-investment grade	93,201	27,697	-	120,898	96,731	11,553	-	108,284
Watchlist	-	8,082	-	8,082	-	5,556	-	5,556
Impaired	-	-	3,550	3,550	-	-	1,747	1,747
Allowance for credit losses	573	971	575	2,119	263	441	310	1,014
Carrying amount	217,356	41,565	2,975	261,896	231,055	17,696	1,437	250,188
Commitments and financial guarantee contracts
Acceptable
Investment grade	132,838	1,491	-	134,329	134,920	884	-	135,804
Sub-investment grade	42,765	17,614	-	60,379	45,178	6,435	-	51,613
Watchlist	-	3,419	-	3,419	-	2,133	-	2,133
Impaired	-	-	1,164	1,164	-	-	324	324
Allowance for credit losses	212	232	12	456	119	103	22	244
Carrying amount (2)	175,391	22,292	1,152	198,835	179,979	9,349	302	189,630

(1)	Includes customers’ liability under acceptances.
(2)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Allowance for Credit Losses (“ACL”)
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $3,707 million at July 31, 2020 ($2,094 million at October 31, 2019) of which $3,251 million ($1,850 million at October 31, 2019) was recorded in loans and $456 million ($244 million at October 31, 2019) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following table shows the continuity in the loss allowance by product type. Transfers represent the amount of expected credit loss (“ECL”) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to stage transfers, changes in economic forecasts and credit quality.

(Canadian $ in millions)
For the three months ended	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	29	37	27	93	16	37	44	97
Transfer to Stage 1	8	(7)	(1)	-	7	(6)	(1)	-
Transfer to Stage 2	(1)	4	(3)	-	(1)	2	(1)	-
Transfer to Stage 3	-	(1)	1	-	-	(3)	3	-
Net remeasurement of loss allowance	27	30	10	67	(9)	6	-	(3)
Loan originations	4	-	-	4	2	-	-	2
Derecognitions and maturities	-	(2)	-	(2)	(1)	(1)	-	(2)
Model changes	(1)	(3)	-	(4)	-	-	-	-
Total Provision for Credit Losses (“PCL”) (1)	37	21	7	65	(2)	(2)	1	(3)
Write-offs (2)	-	-	(3)	(3)	-	-	(6)	(6)
Recoveries of previous write-offs	-	-	2	2	-	-	7	7
Foreign exchange and other	(1)	-	(6)	(7)	-	-	(8)	(8)
Balance as at end of period	65	58	27	150	14	35	38	87
Loans: Consumer instalment and other personal
Balance as at beginning of period	116	407	125	648	86	324	128	538
Transfer to Stage 1	59	(57)	(2)	-	44	(42)	(2)	-
Transfer to Stage 2	(10)	21	(11)	-	(4)	18	(14)	-
Transfer to Stage 3	(1)	(27)	28	-	(1)	(32)	33	-
Net remeasurement of loss allowance	(50)	103	56	109	(40)	66	52	78
Loan originations	9	-	-	9	12	-	-	12
Derecognitions and maturities	(4)	(9)	-	(13)	(4)	(13)	-	(17)
Model changes	11	8	-	19	-	-	-	-
Total PCL (1)	14	39	71	124	7	(3)	69	73
Write-offs (2)	-	-	(81)	(81)	-	-	(80)	(80)
Recoveries of previous write-offs	-	-	22	22	-	-	25	25
Foreign exchange and other	(3)	(3)	(10)	(16)	(1)	(1)	(7)	(9)
Balance as at end of period	127	443	127	697	92	320	135	547
Loans: Credit cards
Balance as at beginning of period	115	319	-	434	77	231	-	308
Transfer to Stage 1	50	(50)	-	-	28	(28)	-	-
Transfer to Stage 2	(9)	9	-	-	(5)	5	-	-
Transfer to Stage 3	-	(48)	48	-	(1)	(46)	47	-
Net remeasurement of loss allowance	(44)	105	20	81	(24)	79	24	79
Loan originations	5	-	-	5	5	-	-	5
Derecognitions and maturities	(1)	(7)	-	(8)	(1)	(6)	-	(7)
Model changes	(1)	(10)	-	(11)	-	-	-	-
Total PCL (1)	-	(1)	68	67	2	4	71	77
Write-offs (2)	-	-	(80)	(80)	-	-	(91)	(91)
Recoveries of previous write-offs	-	-	19	19	-	-	20	20
Foreign exchange and other	(3)	(1)	(7)	(11)	-	1	-	1
Balance as at end of period	112	317	-	429	79	236	-	315
Loans: Business and government
Balance as at beginning of period	580	795	586	1,961	336	423	260	1,019
Transfer to Stage 1	45	(45)	-	-	31	(30)	(1)	-
Transfer to Stage 2	(65)	66	(1)	-	(16)	17	(1)	-
Transfer to Stage 3	(4)	(163)	167	-	(1)	(14)	15	-
Net remeasurement of loss allowance	145	510	134	789	(23)	91	89	157
Loan originations	53	-	-	53	53	-	-	53
Derecognitions and maturities	(21)	(36)	-	(57)	(28)	(22)	-	(50)
Model changes	(7)	(4)	-	(11)	-	-	-	-
Total PCL (1)	146	328	300	774	16	42	102	160
Write-offs (2)	-	-	(300)	(300)	-	-	(52)	(52)
Recoveries of previous write-offs	-	-	37	37	-	-	2	2
Foreign exchange and other	(5)	10	(46)	(41)	(1)	(4)	(15)	(20)
Balance as at end of period	721	1,133	577	2,431	351	461	297	1,109
Total as at end of period	1,025	1,951	731	3,707	536	1,052	470	2,058
Comprised of: Loans	813	1,719	719	3,251	409	946	447	1,802
Other credit instruments (3)	212	232	12	456	127	106	23	256

(1)	Excludes PCL on other assets of $24 million for the three months ended July 31, 2020 ($(1) million for the three months ended July 31, 2019).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type:

(Canadian $ in millions)
For the nine months ended	July 31, 2020				July 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	15	33	38	86	20	38	44	102
Transfer to Stage 1	19	(17)	(2)	-	21	(19)	(2)	-
Transfer to Stage 2	(2)	7	(5)	-	(2)	5	(3)	-
Transfer to Stage 3	-	(4)	4	-	-	(7)	7	-
Net remeasurement of loss allowance	29	47	17	93	(29)	21	7	(1)
Loan originations	8	-	-	8	5	-	-	5
Derecognitions and maturities	(1)	(4)	-	(5)	(1)	(3)	-	(4)
Model changes	(3)	(5)	-	(8)	-	-	-	-
Total PCL (1)	50	24	14	88	(6)	(3)	9	-
Write-offs (2)	-	-	(9)	(9)	-	-	(13)	(13)
Recoveries of previous write-offs	-	-	6	6	-	-	12	12
Foreign exchange and other	-	1	(22)	(21)	-	-	(14)	(14)
Balance as at end of period	65	58	27	150	14	35	38	87
Loans: Consumer instalment and other personal
Balance as at beginning of period	89	333	136	558	90	326	144	560
Transfer to Stage 1	138	(131)	(7)	-	131	(122)	(9)	-
Transfer to Stage 2	(20)	66	(46)	-	(13)	62	(49)	-
Transfer to Stage 3	(3)	(79)	82	-	(4)	(84)	88	-
Net remeasurement of loss allowance	(112)	247	162	297	(134)	168	112	146
Loan originations	32	-	-	32	35	-	-	35
Derecognitions and maturities	(12)	(27)	-	(39)	(12)	(30)	-	(42)
Model changes	16	33	-	49	-	-	-	-
Total PCL (1)	39	109	191	339	3	(6)	142	139
Write-offs (2)	-	-	(248)	(248)	-	-	(233)	(233)
Recoveries of previous write-offs	-	-	64	64	-	-	97	97
Foreign exchange and other	(1)	1	(16)	(16)	(1)	-	(15)	(16)
Balance as at end of period	127	443	127	697	92	320	135	547
Loans: Credit cards
Balance as at beginning of period	80	225	-	305	74	219	-	293
Transfer to Stage 1	107	(107)	-	-	78	(78)	-	-
Transfer to Stage 2	(25)	25	-	-	(16)	16	-	-
Transfer to Stage 3	(1)	(129)	130	-	(1)	(125)	126	-
Net remeasurement of loss allowance	(57)	332	68	343	(68)	221	58	211
Loan originations	13	-	-	13	15	-	-	15
Derecognitions and maturities	(3)	(19)	-	(22)	(3)	(18)	-	(21)
Model changes	(1)	(10)	-	(11)	-	-	-	-
Total PCL (1)	33	92	198	323	5	16	184	205
Write-offs (2)	-	-	(257)	(257)	-	-	(250)	(250)
Recoveries of previous write-offs	-	-	66	66	-	-	66	66
Foreign exchange and other	(1)	-	(7)	(8)	-	1	-	1
Balance as at end of period	112	317	-	429	79	236	-	315
Loans: Business and government
Balance as at beginning of period	338	496	311	1,145	298	408	209	915
Transfer to Stage 1	109	(102)	(7)	-	139	(135)	(4)	-
Transfer to Stage 2	(118)	121	(3)	-	(41)	53	(12)	-
Transfer to Stage 3	(6)	(226)	232	-	(1)	(41)	42	-
Net remeasurement of loss allowance	321	883	558	1,762	(141)	230	159	248
Loan originations	153	-	-	153	163	-	-	163
Derecognitions and maturities	(63)	(86)	-	(149)	(75)	(57)	-	(132)
Model changes	(30)	8	-	(22)	-	-	-	-
Total PCL (1)	366	598	780	1,744	44	50	185	279
Write-offs (2)	-	-	(516)	(516)	-	-	(123)	(123)
Recoveries of previous write-offs	-	-	60	60	-	-	61	61
Foreign exchange and other	17	39	(58)	(2)	9	3	(35)	(23)
Balance as at end of period	721	1,133	577	2,431	351	461	297	1,109
Total as at end of period	1,025	1,951	731	3,707	536	1,052	470	2,058
Comprised of: Loans	813	1,719	719	3,251	409	946	447	1,802
Other credit instruments (3)	212	232	12	456	127	106	23	256

(1)	Excludes PCL on other assets of $27 million for the nine months ended July 31, 2020 ($(4) million for the nine months ended July 31, 2019).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Recorded in other liabilities on the Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region as at July 31, 2020 and October 31, 2019 are as follows:

(Canadian $ in millions)	July 31, 2020				October 31, 2019
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	270,348	345	1,335	268,668	258,842	207	740	257,895
United States	166,278	374	1,164	164,740	158,454	256	630	157,568
Other countries	11,953	-	33	11,920	10,648	-	17	10,631
Total	448,579	719	2,532	445,328	427,944	463	1,387	426,094

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($22 million as at October 31, 2019).
(3)	Excludes allowance for credit losses on performing loans of $444 million for other credit instruments, which is included in other liabilities ($222 million as at October 31, 2019).
Impaired (Stage 3) loans, including the related allowances, as at July 31, 2020 and October 31, 2019 are as follows:

(Canadian $ in millions)			July 31, 2020			October 31, 2019
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	430	17	413	414	17	397
Consumer instalment and other personal	433	127	306	468	136	332
Business and government (1)	3,550	575	2,975	1,747	310	1,437
Total	4,413	719	3,694	2,629	463	2,166
By geographic region (2):
Canada	1,469	345	1,124	914	207	707
United States	2,885	374	2,511	1,715	256	1,459
Other countries	59	-	59	-	-	-
Total	4,413	719	3,694	2,629	463	2,166

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($22 million as at October 31, 2019).

Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at July 31, 2020 and October 31, 2019. In cases where borrowers have opted to participate in payment deferral programs we offered as a result of the
COVID-19
pandemic, deferred payments are not considered past due and do not on their own indicate a significant increase in credit risk. As a result, they have not been included in the table below.

(Canadian $ in millions)			July 31, 2020				October 31, 2019
	1 to 29 days	30 to 89 days	90 days or more	Total	1 to 29 days	30 to 89 days	90 days or more	Total
Residential mortgages	598	335	28	961	806	465	16	1,287
Credit card, consumer instalment and other personal	1,261	328	81	1,670	1,590	426	87	2,103
Business and government	387	293	32	712	351	207	59	617
Total	2,246	956	141	3,343	2,747	1,098	162	4,007
  Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $43 million and $54 million as at July 31, 2020 and October 31, 2019, respectively.
ECL Sensitivity and Key Economic Variables
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. We incorporate multiple economic forecasts and those used are representative of our view of future economic conditions and considering external data, developed internally by our Economics group. Many of the variables used in our forecasts have a high degree of interdependency, and as such there is no single factor to which loan impairment allowances as a whole are sensitive. We apply experienced credit judgment to reflect factors not captured in the ECL models as we deem necessary. In Q3 2020, we have applied experienced credit judgment to reflect the impact of the extraordinary and highly uncertain environment on credit conditions and the economy.
As at July 31, 2020, our base case economic forecast depicts a contracting Canadian economy, with real GDP falling in 2020 as a result of a sharp decline in the first half of the year, as a result of the
COVID-19
pandemic. This is in contrast to our base case economic forecast as at October 31, 2019 which depicted moderate economic growth in both Canada and the U.S. over the projection period. In addition, the outlook for the economy and labour markets is moderately weaker compared to the second quarter of 2020. If we assume a 100% base case economic forecast and include the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $2,725 million as at July 31, 2020 ($1,325 million as at October 31, 2019), compared to the reported allowance for performing loans of $2,976 million ($1,609 million as at October 31, 2019).
As at July 31, 2020, our adverse case economic forecast also depicts a contracting Canadian economy, with real GDP declining in 2020, with an increase in 2021. In our adverse case scenario, the dislocations caused by the pandemic are more significant and persist for a longer period of time compared with our base case scenario. This is in contrast to the adverse scenario forecast as at October 31, 2019 which depicted a typical recession, with the economy contracting in the first year followed by a steady recovery through the end of the projection period. If we assume a 100% adverse economic forecast and include the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $3,550 million as at July 31, 2020 ($2,800 million as at October 31, 2019), compared to the reported allowance for performing loans of $2,976 million ($1,609 million as at October 31, 2019).
The following table shows the key economic variables we use to estimate our allowance on performing loans during the forecast period. This table is typically provided on an annual basis. However, given the significant level of change in the forward-looking information since the end of 2019, the disclosures have been provided as an update to the bank’s Annual Report for the year ended October 31, 2019. The values shown represent the national average values for calendar 2020 and calendar 2021. The base case scenario reflects our view of the most probable outcome. While the values disclosed below are national variables, we use regional variables in our underlying models where considered appropriate and consider factors impacting particular industries.

	Benign scenario				Base scenario				Adverse scenario (1)
	2020		2021		2020		2021		2020		2021
All figures are average annual values	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019
Real gross domestic product (2)
Canada	(4.6)%	2.9%	8.9%	2.5%	(6.0)%	1.7%	6.0%	1.6%	(7.6)%	(2.3)%	3.7%	0.5%
United States	(4.1)%	2.4%	7.8%	2.4%	(5.5)%	1.8%	5.0%	1.9%	(7.1)%	(2.0)%	2.5%	0.6%
Corporate BBB 10-year spread
Canada	2.1%	2.0%	1.9%	2.1%	2.4%	2.3%	2.3%	2.3%	2.8%	4.5%	3.1%	4.1%
United States	2.2%	1.8%	1.9%	2.0%	2.5%	2.3%	2.4%	2.4%	3.0%	4.1%	3.2%	3.6%
Unemployment rates
Canada	8.5%	5.1%	6.5%	5.0%	9.5%	5.7%	8.0%	5.9%	10.9%	8.5%	10.0%	9.0%
United States	7.5%	3.3%	5.4%	3.2%	8.9%	3.7%	7.0%	3.8%	10.3%	6.1%	8.9%	6.8%
Housing Price Index (“HPI”) (2)
Canada (3)	5.3%	3.7%	5.4%	3.7%	3.5%	2.0%	0.0%	2.5%	0.8%	(12.3)%	(7.5)%	(4.7)%
United States (4)	2.4%	4.4%	4.6%	4.2%	1.0%	3.0%	1.6%	2.7%	(0.4)%	(5.7)%	(1.9)%	(2.2)%

(1)
In Q4 2019, the adverse scenario was reflective of a typical recession that extends for four quarters. However, beginning Q2 2020, the adverse scenario used is reflective of a more adverse outcome compared with our base case forecast.

(2)	Real gross domestic product and housing price index are year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios and based on the current risk profile of our loan exposures, if all our performing loans were in Stage 1, our allowance for performing loans would be approximately
$2,300 million ($1,050 million as at October 31, 2019), compared with the reported allowance for performing loans of $2,976 million ($1,609 million as at October 31, 2019).
Transfer of Assets
In the normal course, we sell Canadian mortgage loans to third-party Canadian securitization programs. Beginning in the second quarter
,
we participated in the Insured Mortgage Purchase Program (“IMPP”), launched by the Government of Canada as part of their response to
COVID-19.
Under the IMPP, we assessed whether substantially all of the risks and rewards of the loans have been transferred, in order to determine if the mortgages qualify for derecognition. Since we continue to be exposed to substantially all of the risks and rewards of ownership associated with these securitized mortgages, they do not qualify for derecognition. We continue to recognize the loans and recognize the related cash proceeds as secured financing in our Consolidated Balance Sheet.
The government also launched the Canada Emergency Business Account (“CEBA”) Program in the second quarter, where we issue loans that are funded by the government. We determined these loans qualify for derecognition as the risks and rewards were transferred to the government, therefore we do not recognize these loans on our Consolidated Balance Sheet.